Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 352	$ 586
Short-term investments		50	0
Accounts receivable
Customers and agents, less allowances of $55 and $51, respectively		775	658
Roaming		26	16
Affiliated		1	2
Other, less allowances of $1 and $1, respectively		41	51
Inventory, net		138	138
Prepaid expenses		79	84
Other current assets		21	23
Total current assets		1,483	1,558
Assets held for sale		10	8
Licenses		2,223	1,886
Goodwill		0	370
Investments in unconsolidated entities		415	413
Property, plant and equipment
In service and under construction		7,628	7,712
Less: Accumulated depreciation and amortization		5,308	5,242
Property, plant and equipment, net		2,320	2,470
Other assets and deferred charges		390	405
Total assets	[1]	6,841	7,110
Current liabilities
Current portion of long-term debt		18	11
Accounts payable
Affiliated		8	12
Trade		302	309
Customer deposits and deferred revenues		185	190
Accrued taxes		56	39
Accrued compensation		74	73
Other current liabilities		90	84
Total current liabilities		733	718
Deferred liabilities and credits
Deferred income tax liability, net		461	826
Other deferred liabilities and credits		337	302
Long-term debt, net		1,622	1,618
Commitments and contingencies
Noncontrolling interests with redemption features		1	1
U.S. Cellular shareholders' equity
Series A Common and Common Shares Authorized 190 shares (50 Series A Common and 140 Common Shares) Issued 88 shares (33 Series A Common and 55 Common Shares) Outstanding 85 shares (33 Series A Common and 52 Common Shares) Par Value ($1.00 per share)($33 Series A Common and $55 Common Shares)		88	88
Additional paid-in capital		1,552	1,522
Treasury shares, at cost, 3 Common Shares		(120)	(136)
Retained earnings		2,157	2,160
Total U.S. Cellular shareholders' equity		3,677	3,634
Noncontrolling interests		10	11
Total equity		3,687	3,645
Total liabilities and equity	[1]	$ 6,841	$ 7,110

[1]	The consolidated total assets as of December 31, 2017 and 2016 include assets held by consolidated VIEs of $785 million and $827 million, respectively, which are not available to be used to settle the obligations of U.S. Cellular. The consolidated total liabilities as of December 31, 2017 and 2016 include certain liabilities of consolidated VIEs of $24 million and $19 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of U.S. Cellular. See Note 13 — Variable Interest Entities for additional information.